Redeemable Convertible Preferred Stock - Summary of Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2012 Series A-1 Preferred [Member]	Dec. 31, 2012 Series B-1 Preferred [Member]	Dec. 31, 2004 Series B-1 Preferred [Member]	Dec. 31, 2003 Series B-1 Preferred [Member]	Dec. 31, 2012 Series C-1 Preferred [Member]	Aug. 31, 2006 Series C-1 Preferred [Member]	Dec. 31, 2012 Series D-1 Preferred [Member]	Apr. 30, 2007 Series D-1 Preferred [Member]	Dec. 31, 2012 Series E-1 Preferred [Member]	Dec. 31, 2012 Series E-3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized	0	0	55,258,608	731,711	12,734	373,223			75,472		136,948		40,252	93,082
Shares Issued	0	0	661,059		12,734	373,223	188,894	136,520	27,345	27,345	136,949	137,592	39,265	71,543
Shares Outstanding	0	0	661,059		12,734	373,223			27,345		136,949		39,265	71,543
Aggregate Liquidation Preference			$ 256,750		$ 5,187	$ 146,549			$ 15,122		$ 46,520		$ 19,820	$ 23,552
Carrying Value			$ 318,697		$ 75,454	$ 145,408			$ 15,074		$ 43,271		$ 10,674	$ 28,816